ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenue from VIEs and their subsidiaries and schools as a percentage of total net revenue	90.70%
Balance sheet
Cash and cash equivalents	$ 470,157,430	$ 269,930,571	$ 185,080,673	$ 188,579,767
Term deposits	21,229,763
Prepaid expenses and other current assets	38,185,411	16,833,208
Total current assets	539,432,534	300,376,622
Property and equipment, net	93,575,648	78,625,191
Other non-current assets	296,149
Total assets	772,414,637	427,598,767
Deferred revenue	177,639,939	132,401,062
Accrued expenses and other current liabilities	43,988,602	27,423,992
Total current liabilities	232,555,023	166,756,326
Total liabilities	458,843,821	167,602,366
Income statement and cash flow statement
Net revenues	433,969,569	313,895,205	225,931,095
Net income (loss)	67,156,575	60,605,772	33,440,066
Net cash provided by operating activities	147,577,987	101,558,366	65,409,745
Net cash (used in) / provided by investing activities	(145,785,010)	(17,402,866)	(28,118,705)
Net cash (used in) / provided by financing activities	201,837,942		(41,465,075)
Company and its subsidiaries, excluding the Company's VIEs
Balance sheet
Cash and cash equivalents	308,553,969	133,016,070
Term deposits	20,687,455
Prepaid expenses and other current assets	13,432,794	15,717,279
Total current assets	342,674,218	148,733,349
Property and equipment, net	30,812,246	26,646,223
Other non-current assets	96,084,292	37,156,542
Total assets	469,570,756	212,536,114
Deferred revenue	22,657,938	29,912,729
Accrued expenses and other current liabilities	16,478,238	9,768,551
Total current liabilities	39,136,176	39,681,280
Total non-current liabilities	226,073,034
Total liabilities	265,209,210	39,681,280
Income statement and cash flow statement
Net revenues	40,567,998	41,663,360	39,355,193
Net income (loss)	(54,345,119)	(25,503,214)	(21,732,146)
Net cash provided by operating activities	61,923,715	48,131,290	28,060,174
Net cash (used in) / provided by investing activities	(85,695,143)	(23,595,025)	(19,079,248)
Net cash (used in) / provided by financing activities	201,837,942		(41,465,075)
TAL Beijing | Nominee shareholders of the VIEs
Organization and principal activities
Number of loans received by the nominee shareholders of the VIEs in the past for capital contribution	2
VIEs
Organization and principal activities
Amount payable by VIEs and their subsidiaries and schools to the WFOE	18,700,000	20,600,000	13,000,000
Balance sheet
Cash and cash equivalents	161,603,461	136,914,501
Term deposits	542,308
Prepaid expenses and other current assets	34,612,547	14,728,772
Total current assets	196,758,316	151,643,273
Property and equipment, net	62,763,402	51,978,968
Other non-current assets	43,322,163	11,440,412
Total assets	302,843,881	215,062,653
Deferred revenue	154,982,001	102,488,333
Accrued expenses and other current liabilities	38,436,846	24,586,713
Total current liabilities	193,418,847	127,075,046
Total non-current liabilities	215,764	846,040
Total liabilities	193,634,611	127,921,086
Income statement and cash flow statement
Net revenues	393,401,571	272,231,845	186,575,902
Net income (loss)	121,489,140	86,108,986	55,172,212
Net cash provided by operating activities	85,654,272	53,427,076	37,349,571
Net cash (used in) / provided by investing activities	$ (60,089,867)	$ 6,192,159	$ (9,039,457)
Xueersi Education and Xueersi Network
Organization and principal activities
Number of legal owners of VIE	4
Beijing Dongfangrenli
Organization and principal activities
Number of legal owners of VIE	3
Mr. Bangxin Zhang
Organization and principal activities
Number of votes to be deducted from total issued and outstanding shares of entity held by all members, other than shares which are owned by majority shareholder for appoint or remove a director	1
Mr. Bangxin Zhang | Minimum
Organization and principal activities
Voting interest in any vote pertaining to the appointment, removal, or replacement of a director	50.00%